Document and Entity Information	3 Months Ended
Mar. 31, 2016
Entity Registrant Name	Match Group, Inc.
Entity Central Index Key	0001575189
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2016
Amendment Flag	false